Segment information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Net revenue from sales and services	R$ 126,048,701	R$ 143,634,708	R$ 109,732,842
Transactions with third parties	126,048,701	143,634,708	109,732,842
Cost of products and services sold	(116,730,469)	(136,276,257)	(104,827,966)
Gross profit	9,318,232	7,358,451	4,904,876
Operating revenues (expenses)
Selling and marketing expenses	2,253,226	2,141,985	1,934,789
Loss allowance (reversion) for expected credit losses			3,123
General and administrative expenses	(2,018,159)	(1,534,481)	(1,466,551)
Gain (loss) on disposal of property, plant and equipment and intangible assets	121,935	169,289	184,189
Other operating income (expenses), net	(602,865)	(514,522)	96,166
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	4,565,917	3,336,752	1,787,014
Share of profit (loss) of subsidiaries, joint ventures and associates	11,908	12,181	(17,634)
Income before financial result and income and social contribution taxes	4,577,825	3,348,933	1,769,380
Depreciation of PP&E and amortization of intangible assets charges	840,377	732,241	653,118
Amortization of contractual assets with customers – exclusivity rights	607,446	504,907	282,521
Amortization of right-of-use assets	305,899	288,419	260,716
Total of depreciation and amortization	1,753,722	1,525,567	1,196,355
Expenses related to restructuring activities	167,929	157,621	154,640
Elimination of intersegment amounts [member]
Income
Net revenue from sales and services	(491,271)	(272,574)	(214,715)
Transactions with third parties	(491,271)	(272,574)	(214,715)
Cost of products and services sold	466,532	266,122	194,118
Gross profit	(24,739)	(6,452)	(20,597)
Operating revenues (expenses)
Selling and marketing expenses	0	0	0
Loss allowance (reversion) for expected credit losses			0
General and administrative expenses	24,739	6,452	20,597
Gain (loss) on disposal of property, plant and equipment and intangible assets	(59,056)	0	0
Other operating income (expenses), net	0	0	0
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	(59,056)	0	0
Share of profit (loss) of subsidiaries, joint ventures and associates	0	0	0
Income before financial result and income and social contribution taxes	(59,056)	0	0
Depreciation of PP&E and amortization of intangible assets charges	(492)	0	0
Amortization of contractual assets with customers – exclusivity rights	0	(346)	0
Amortization of right-of-use assets	0	0	0
Total of depreciation and amortization	(492)	(346)	0
Ipiranga [member]
Income
Net revenue from sales and services	114,374,621	131,337,966	99,382,617
Transactions with third parties	114,087,604	131,253,637	99,382,547
Cost of products and services sold	(107,929,732)	(126,569,490)	(96,110,408)
Gross profit	6,444,889	4,768,476	3,272,209
Operating revenues (expenses)
Selling and marketing expenses	1,606,134	1,552,636	1,409,350
Loss allowance (reversion) for expected credit losses			23,536
General and administrative expenses	(1,208,306)	(828,753)	(846,441)
Gain (loss) on disposal of property, plant and equipment and intangible assets	169,276	168,709	183,862
Other operating income (expenses), net	(658,614)	(525,966)	74,574
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	3,141,111	2,029,830	1,298,390
Share of profit (loss) of subsidiaries, joint ventures and associates	(7,508)	(10,052)	(859)
Income before financial result and income and social contribution taxes	3,133,603	2,019,778	1,297,531
Depreciation of PP&E and amortization of intangible assets charges	404,831	353,962	325,942
Amortization of contractual assets with customers – exclusivity rights	606,036	503,751	280,975
Amortization of right-of-use assets	209,994	191,178	182,245
Total of depreciation and amortization	1,220,861	1,048,891	789,162
Ipiranga [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	287,017	84,329	70
Ultragaz [member]
Income
Net revenue from sales and services	10,670,793	11,483,398	9,744,659
Transactions with third parties	10,669,365	11,480,697	9,740,657
Cost of products and services sold	(8,485,215)	(9,446,354)	(8,626,340)
Gross profit	2,185,578	2,037,044	1,118,319
Operating revenues (expenses)
Selling and marketing expenses	626,554	576,087	438,697
Loss allowance (reversion) for expected credit losses			(20,482)
General and administrative expenses	(298,171)	(257,315)	(202,002)
Gain (loss) on disposal of property, plant and equipment and intangible assets	13,199	(1,381)	2,138
Other operating income (expenses), net	20,191	6,235	10,976
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	1,294,243	1,208,496	470,252
Share of profit (loss) of subsidiaries, joint ventures and associates	26	13	(104)
Income before financial result and income and social contribution taxes	1,294,269	1,208,509	470,148
Depreciation of PP&E and amortization of intangible assets charges	291,462	239,204	211,014
Amortization of contractual assets with customers – exclusivity rights	1,410	1,502	1,546
Amortization of right-of-use assets	61,124	56,177	46,579
Total of depreciation and amortization	353,996	296,883	259,139
Ultragaz [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	1,428	2,701	4,002
Ultracargo Vila do Conde [member]
Income
Net revenue from sales and services	1,015,564	867,148	713,096
Transactions with third parties	815,249	684,350	518,762
Cost of products and services sold	(355,798)	(340,621)	(285,406)
Gross profit	659,766	526,527	427,690
Operating revenues (expenses)
Selling and marketing expenses	11,395	12,701	9,213
Loss allowance (reversion) for expected credit losses			69
General and administrative expenses	(167,344)	(134,208)	(127,117)
Gain (loss) on disposal of property, plant and equipment and intangible assets	103	(887)	(1,754)
Other operating income (expenses), net	2,335	3,330	3,876
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	483,465	382,061	293,551
Share of profit (loss) of subsidiaries, joint ventures and associates	11,764	(3,880)	602
Income before financial result and income and social contribution taxes	495,229	378,181	294,153
Depreciation of PP&E and amortization of intangible assets charges	105,274	94,337	76,421
Amortization of contractual assets with customers – exclusivity rights	0	0	0
Amortization of right-of-use assets	30,454	37,124	25,440
Total of depreciation and amortization	135,728	131,461	101,861
Ultracargo Vila do Conde [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	200,315	182,798	194,334
Others [member]
Income
Net revenue from sales and services	478,994	218,770	22,452
Transactions with third parties	476,483	216,024	6,143
Cost of products and services sold	(426,256)	(185,914)	70
Gross profit	52,738	32,856	22,522
Operating revenues (expenses)
Selling and marketing expenses	9,143	561	6,184
Loss allowance (reversion) for expected credit losses			0
General and administrative expenses	(369,077)	(320,657)	(198,044)
Gain (loss) on disposal of property, plant and equipment and intangible assets	(1,587)	2,848	(48)
Other operating income (expenses), net	33,223	1,879	1,581
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	(293,846)	(283,635)	(180,173)
Share of profit (loss) of subsidiaries, joint ventures and associates	7,626	26,100	(17,273)
Income before financial result and income and social contribution taxes	(286,220)	(257,535)	(197,446)
Depreciation of PP&E and amortization of intangible assets charges	39,302	44,738	25,376
Amortization of contractual assets with customers – exclusivity rights	0	0	0
Amortization of right-of-use assets	4,327	3,940	6,185
Total of depreciation and amortization	43,629	48,678	31,561
Others [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	2,511	2,746	16,309
Reportable segments [member]
Income
Net revenue from sales and services	126,539,972	143,907,282	109,925,105
Transactions with third parties	126,048,701	143,634,708	109,726,699
Cost of products and services sold	(117,197,001)	(136,542,379)	(105,022,154)
Gross profit	9,342,971	7,364,903	4,902,951
Operating revenues (expenses)
Selling and marketing expenses	2,253,226	2,141,985	1,928,605
Loss allowance (reversion) for expected credit losses			3,123
General and administrative expenses	(2,042,898)	(1,540,933)	(1,289,104)
Gain (loss) on disposal of property, plant and equipment and intangible assets	180,991	169,289	184,237
Other operating income (expenses), net	(602,865)	(514,522)	94,585
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes	4,624,973	3,336,752	1,967,187
Share of profit (loss) of subsidiaries, joint ventures and associates	11,908	12,181	(361)
Income before financial result and income and social contribution taxes	4,636,881	3,348,933	1,966,826
Depreciation of PP&E and amortization of intangible assets charges	840,869	732,241	627,742
Amortization of contractual assets with customers – exclusivity rights	607,446	505,253	282,521
Amortization of right-of-use assets	305,899	288,419	254,531
Total of depreciation and amortization	1,754,214	1,525,913	1,164,794
Reportable segments [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	R$ 491,271	R$ 272,574	198,406
Abastece Aí [member]
Income
Net revenue from sales and services			84,733
Transactions with third parties			84,733
Cost of products and services sold			0
Gross profit			84,733
Operating revenues (expenses)
Selling and marketing expenses			71,345
Loss allowance (reversion) for expected credit losses			0
General and administrative expenses			(113,544)
Gain (loss) on disposal of property, plant and equipment and intangible assets			(9)
Other operating income (expenses), net			5,159
Operating income before financial result and share of profit of subsidiaries, joint ventures and associates and income and social contribution taxes			(95,006)
Share of profit (loss) of subsidiaries, joint ventures and associates			0
Income before financial result and income and social contribution taxes			(95,006)
Depreciation of PP&E and amortization of intangible assets charges			14,365
Amortization of contractual assets with customers – exclusivity rights			0
Amortization of right-of-use assets			267
Total of depreciation and amortization			14,632
Abastece Aí [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties			R$ 0